FORM 13F COVER PAGE


Report for Quarter Ended:  December 31, 2003
Institutional Investment Manager Filing this report:

Name:      Cook Michael W. Asset Management
Address:   5170 Sanderlin Avenue, Suite 200
	   Memphis, TN 38117

13F File Number:  28-3489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:      Andrew G. Taylor
Title:        President
Phone:      901-684-4112
Signature, Place, and Date of Signing:

	Andrew G. Taylor           Memphis, Tennessee              February 10, 2004
Report Type (Check only one.):

X 	13F HOLDINGS REPORT.

	13F NOTICE.

	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING
THIS REORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGCO Corp.                     COM              001084102     8627   428375 SH       SOLE                   428375
Affiliated Managers Grp        COM              008252108     5938    85325 SH       SOLE                    85325
America Service Group          COM              02364L109     8011   259400 SH       SOLE                   259400
Andrew Corp.                   COM              034425108     7507   647734 SH       SOLE                   647734
Atlantis Plastics Inc.         COM              049156102     3684   304475 SH       SOLE                   304475
Caraustar Industries Inc.      COM              140909102     6893   499525 SH       SOLE                   499525
Cascade Corp.                  COM              147195101     7535   337875 SH       SOLE                   337875
Columbia Sportswear            COM              198516106     6701   122950 SH       SOLE                   122950
Flowserve Corp.                COM              34354P105     6841   327625 SH       SOLE                   327625
Gainsco Inc.                   COM              363127101      215   955950 SH       SOLE                   955950
IDEX Corp.                     COM              45167R104     4322   103925 SH       SOLE                   103925
Lubrizol Corp.                 COM              549271104     6995   215100 SH       SOLE                   215100
Newfield Exploration           COM              651290108     7362   165300 SH       SOLE                   165300
Newport Corp.                  COM              651824104     7411   445915 SH       SOLE                   445915
OGE Energy Corp.               COM              670837103     6278   259530 SH       SOLE                   259530
Pier 1 Imports Inc.            COM              720279108     7038   321975 SH       SOLE                   321975
Polaris Industries Inc.        COM              731068102     7009    79125 SH       SOLE                    79125
Quanex Corp.                   COM              747620102     7150   155100 SH       SOLE                   155100
Smithfield Foods Inc.          COM              832248108     6789   327995 SH       SOLE                   327995
Sport-Haley Inc.               COM              848925103     1162   255437 SH       SOLE                   255437
Tractor Supply Co.             COM              892356106     6119   156920 SH       SOLE                   156920
Trinity Industries Inc.        COM              896522109     7600   246425 SH       SOLE                   246425
URS Corporation                COM              903236107     7984   319225 SH       SOLE                   319225
Washington Federal Inc.        COM              938824109     7063   248857 SH       SOLE                   248857
Andrew Corp Pfd. A Conv.       PFD              034425207      419     3000 SH       SOLE                     3000